Stock-based Awards (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Outstanding at the beginning of period (in shares)		18,363,144
Outstanding at the end of the period (in shares)				18,363,144
Additional disclosure
Stock-based compensation expense		$ 11,540,000	$ 3,616,000	$ 9,346,000	$ 10,320,000	$ 6,208,000
Options
Number of Options
Outstanding at the beginning of period (in shares)		18,363,144	15,418,788	15,418,788
Granted (in shares)		10,545,647		5,193,127
Exercised (in shares)		(1,741,058)		(98,878)
Canceled/forfeited (in shares)		(502,943)		(2,149,893)
Outstanding at the end of the period (in shares)		26,664,790		18,363,144	15,418,788
Vested and expected to vest at the end of the period (in shares)		25,236,587		16,947,300
Exercisable at the end of the period (in shares)		18,884,427		10,855,844
Weighted-Average Exercise Price
Outstanding at the beginning of period (in dollars per share)		$ 4.89	$ 3.51	$ 3.51
Granted (in dollars per share)		$ 15.86		$ 8.44
Exercised (in dollars per share)		$ 1.01		$ 1.73
Canceled/forfeited (in dollars per share)		$ 9.36		$ 3.68
Outstanding at the end of the period (in dollars per share)		$ 9.40		$ 4.89	$ 3.51
Vested and expected to vest at the end of the period (in dollars per share)		$ 9.32		$ 4.66
Exercisable at the end of the period (in dollars per share)		$ 8.72		$ 2.82
Weighted Average Remaining Contract Life (in years)
Outstanding at the end of the period		7 years 11 months 23 days		7 years 2 months 1 day	7 years 4 months 6 days
Vested and expected to vest at the end of the period		7 years 10 months 28 days		7 years 18 days
Exercisable at the end of the period		7 years 4 months 20 days		5 years 11 months 19 days
Additional disclosure
Remaining stock-based compensation expense for unvested awards		73,300,000		25,900,000
Weighted average period over which remaining stock based compensation expense for unvested awards is expected to be recognized		3 years 1 month 6 days		2 years 11 months 16 days
Weighted-average grant-date fair value per share of options granted (in dollars per share)				$ 4.79	$ 4.83	$ 2.39
Stock-based compensation expense		11,100,000	3,500,000	8,900,000	9,400,000	5,200,000
Intrinsic value of options exercised				600,000	2,900,000	8,600,000
Intrinsic value of all outstanding options				76,900,000
Intrinsic value of exercisable options				67,400,000
Intrinsic value of options vested and expected to vest				74,700,000
Excess tax benefits realized for the tax deductions from stock options exercised		0	0	0	0	0
Number of shares of common stock to be purchased				1,765,875
Additional stock compensation as a result of the modification					4,500,000	2,100,000
Accelerated vesting of stock options to purchase shares of common stock (in shares)	726,469
Options | Certain executives
Number of Options
Granted (in shares)				1,173,620	166,665	349,997
Weighted-Average Exercise Price
Granted (in dollars per share)				$ 8.85	$ 11.51	$ 6.15
Additional disclosure
Stock-based compensation expense				1,800,000	300,000	300,000
Grant date fair values				$ 8,800,000	$ 800,000	$ 1,000,000
Options | Former executive
Additional disclosure
Accelerated vesting of stock options to purchase shares of common stock (in shares)	631,333
Stock options granted based on achieving certain revenue and earnings targets | Certain executives
Number of Options
Granted (in shares)				82,327
Stock options containing a two step vesting condition | Certain executives
Number of Options
Granted (in shares)				1,683,548
Additional disclosure
Vesting period				48 months